Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization

The following is an analysis of BHHI stock options issued as compensation:

	Nonvested Shares	Weighted Average Exercise Price
Nonvested shares, December 31, 2024	—	$—
Granted	—	$—
Vested	—	$—
Forfeited	—	$—
Nonvested shares, March 31, 2025	—	$—
Granted	1,052,888	$0.65
Vested	(436,833)	$0.62
Forfeited	—	$—
Nonvested shares, June 30, 2025	616,055	$0.68
Granted	897,112	$1.00
Vested	(975,954)	$0.98
Forfeited	—	$—
Nonvested shares, September 30, 2025	537,213	$0.68

The following is an analysis of BHI and BHHI shares of Common Stock issued as compensation subsequent to the US Reorganization and presented entirely as BHHI Common Stock:

	Nonvested Shares	Weighted Average Fair Value
Nonvested shares, December 31, 2024	69,782	$2.44
Granted	—	$—
Vested	(17,446)	$2.44
Forfeited	—	$—
Nonvested shares, March 31, 2025	52,336	$2.44
Granted	—	$—
Vested	(17,446)	$2.44
Forfeited	—	$—
Nonvested shares, June 30, 2025	34,890	$2.44
Granted	450,000	$1.06
Vested	(467,446)	$1.04
Forfeited	—	$—
Nonvested shares, September 30, 2025	17,444	$2.44

The following is an analysis of BHI and BHHI shares of Common Stock issued as compensation subsequent to the US Reorganization (21:1 exchange rate) and presented entirely as BHHI Common Stock (as adjusted for the Reverse Stock Split):

	Nonvested Shares	Weighted Average Fair Value
Nonvested shares, December 31, 2022	644,972	$1.41
Granted	—	$—
Vested	(494,664)	$1.22
Forfeited	—	$—
Nonvested shares, December 31, 2023	150,308	$2.34
Granted	—	$—
Vested	(80,525)	$1.50
Forfeited	—	$—
Nonvested shares, December 31, 2024	69,782	$2.44

Schedule of Fair Value of the Underwriter Warrants Using Black-Scholes Option Pricing Model Level 3 Measurements

The fair value of the underwriter warrants was estimated using the Black-Scholes option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$4.30
•	Risk-free interest rate:	4.00%
•	Expected term:	4.5 years
•	Expected volatility:	87.00%
•	Dividend yield:	0%

The fair value of the at-the-money options was estimated using the Black-Scholes option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$0.57 – $0.84
•	Risk-free interest rate:	3.84% – 4%
•	Expected term:	5.13 – 5.75 years
•	Expected volatility:	83.6% – 84.5%
•	Dividend yield:	0%

The fair value of the out-of-the-money options was estimated using the Binomial Lattice option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$0.73
•	Risk-free interest rate:	4.39%
•	Expected term:	10 years
•	Expected volatility:	82.4%
•	Dividend yield:	0%
•	Exercise Multiple to Strike Price:	2.2x
•	Derived Service Period:	7.35 years
•	Stock Price:	$1.130
•	Risk-free interest rate:	3.92%
•	Expected term:	5 years
•	Expected volatility:	73.2%
•	Dividend yield:	0%